Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Calculations of Basic and Diluted Earnings Per Common Share
The following table displays a reconciliation of the information used in calculating basic and diluted earnings per common share for the years ended December 31, 2025, 2024, and 2023, which have been restated for stock dividends. Diluted earnings per common share incorporate the potential impact of contingently issuable shares, including awards which require future service as a condition of delivery of the underlying common stock.

	As of and for the year ended December 31,
(dollars and shares in thousands, except per share data)	2025	2024	2023
Net income available to common shareholders	$23,801	$18,256	$956

Weighted average common shares outstanding	6,932	7,000	7,039
Effect of dilutive equity-based awards	10	—	—
Weighted average dilutive common shares outstanding	6,942	7,000	7,039

Basic earnings per share	$3.44	$2.61	$0.14
Diluted earnings per share	$3.43	$2.61	$0.14